Warrants (Details Narrative)			12 Months Ended
	Feb. 15, 2023 USD ($) $ / shares	Feb. 14, 2023 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Jun. 14, 2023 shares	Nov. 19, 2021 USD ($)	Nov. 16, 2021 $ / shares shares	Jul. 26, 2021 $ / shares	Feb. 01, 2021 $ / shares shares
Warrant per share		$ 45.00		$ 6.30					$ 68.00
Ordinary shares exercisable | shares								141,308
Offering price per warrant								$ 37.50
Dividend rate			0.00%	0.00%
Additional paid in capital | $			$ 76,039,604	$ 72,101,783	$ 77,582,031
Class of warrant or right issued | shares						266,667
Measurement Input, Share Price [Member]
Warrants and rights outstanding, measurement input					2.98
Measurement Input, Exercise Price [Member]
Warrants and rights outstanding, measurement input					8.75
Measurement Input, Risk Free Interest Rate [Member]
Warrants and rights outstanding, measurement input					4.53
Warrant [Member]
Warrant per share	$ 4.0704
Additional paid in capital | $							$ 11,435
Fair value adjustment of warrants | $	$ 1,218,205
Increase (decrease) in fair value of hedged item in price risk fair value hedge | $	$ 1,206,771
Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Remaining term		2 years 10 months 24 days
Warrant [Member] | Measurement Input, Share Price [Member]
Warrants and rights outstanding, measurement input		5.10
Warrant [Member] | Measurement Input, Exercise Price [Member]
Warrants and rights outstanding, measurement input		0.60
Warrant [Member] | Measurement Input Dividend Yield [Member]
Dividend rate		0.00%
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and rights outstanding, measurement input		4.04
Warrant [Member] | Measurement Input, Price Volatility [Member]
Warrants and rights outstanding, measurement input		52.57
Warrant [Member] | Maximum [Member]
Warrant per share		$ 0.60
MTS [Member]
Warrant per share			$ 26.42
Ordinary shares exercisable | shares			5,833
Warrant Advisory Services [Member]
Purchase of warrants | shares										63,687
Warrant per share										$ 0.10
Ordinary shares exercisable | shares			85,033
Warrant's grant date fair value | $			$ 2,001,677
Dividend rate			0.00%
Warrants MTS [Member]
Warrant per share			$ 0
Ordinary shares exercisable | shares			2,500
Prefunded Warrants [Member]
Purchase of warrants | shares								125,359
Warrant per share								$ 0.01
Offering price per warrant								$ 37.40
Dividend rate			0.00%
Regular Warrants [Member]
Purchase of warrants | shares								266,667
Warrant per share								$ 45.00
Dividend rate			0.00%